Condensed Parent Company Financial Information - Summary of Condensed Financial Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash deposited with subsidiary bank	$ 17,255	$ 13,590
Securities available-for-sale	97,752	103,875
TOTAL ASSETS	707,063	669,978
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	636,531	604,563
Total shareholders' equity	70,532	65,415	$ 61,266	$ 57,450
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	707,063	669,978
Parent Company [Member]
ASSETS
Cash deposited with subsidiary bank	1,007	921
Investment in subsidiary bank	69,309	64,272
Securities available-for-sale	90	80
Other assets	177	195
TOTAL ASSETS	70,583	65,468
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	51	53
Total shareholders' equity	70,532	65,415
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 70,583	$ 65,468